Revenue Recognition (Details) - Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss [Abstract]
Revenue	$ 646,828	$ 367,697	$ 1,794,385	$ 963,967	$ 1,530,223		$ 437,887
Cost of revenue	196,535	102,779	553,467	445,814	653,256		287,750
Gross profit	450,294	264,919	$ 1,240,919	518,153	876,967		150,137
Gross Profit %			69.16%
Assets	3,314,778		$ 3,314,778		8,080,273	[1]	9,305,566
Net loss	(5,857,159)	$ (1,344,383)	(9,557,629)	$ (4,514,412)	(5,506,822)		$ (12,884,480)
Global Stem Cells Group [Member]
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss [Abstract]
Revenue			1,794,385
Cost of revenue			553,467		653,256
Gross profit			$ 1,240,919
Gross Profit %			69.16%
Assets	937,265		$ 937,265
Net loss			(253,826)
Meso Numismatics [Member]
Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss [Abstract]
Revenue
Cost of revenue
Gross profit
Gross Profit %			0.00%
Assets	$ 2,377,513		$ 2,377,513
Net loss			$ (9,303,803)

[1]	Derived from audited information